Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details)		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Accrued Liabilities and Other Payables [Abstract]
Accrued payroll and welfare		RM 35,367	$ 8,720	RM 42,485	RM 30,635
Accrued expenses	[1]	46,933	11,571	852,646	870,270
Other payables	[2]	5,026,901	1,239,374	5,525,168	5,372,416
Payables to purchase of marketable securities	[3]	9,816,413	2,420,220	8,704,369	703,016
Total		RM 14,925,614	$ 3,679,885	RM 15,124,668	RM 6,976,337

[1]	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.
[2]	Other payables mainly consist of payable for consultant service fees in relation to investment advisory and provision for income tax penalty.
[3]	Payables to purchase of marketable securities represents the payments were made at year end but the consideration was successfully transferred on subsequent financial period in relation to the purchase of listed shares in Malaysia Exchange market at a price per share at closing date of the day that order was made, hence, as of December 31, 2023, 2024 and 2025, investments in marketable securities were recognized in consolidated balance sheets as debit and credited accrued liabilities and other payables.